Certain risks and concentration - Financial Data for VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Revenues recognized by VIE and VIE's subsidiaries	$ 133,217	$ 169,080	$ 307,702
Cost of revenues to WFOE	98,375	173,212	218,549
VIE
Variable Interest Entity [Line Items]
Revenues recognized by VIE and VIE's subsidiaries	12,983	22,063	23,865
Balance for management fee charged to VIEs	0	0
VIE | Online advertising services
Variable Interest Entity [Line Items]
Revenues recognized by VIE and VIE's subsidiaries	2	291	911
VIE | Other marketing services
Variable Interest Entity [Line Items]
Revenues recognized by VIE and VIE's subsidiaries		310	117
VIE | Online advertising services and SaaS services
Variable Interest Entity [Line Items]
Cost of revenues to WFOE	$ 5	$ 285	$ 49